Related-Party Transactions (Summary Of Transactions Between NCM LLC And AC JV, LLC Included in Statements Of Income) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Jan. 01, 2015
Related Party Transaction [Line Items]
Equity in earnings of non-consolidated entities (included in other non-operating expense)		$ 0.1	$ 0.2
AC JV, LLC [Member]
Related Party Transaction [Line Items]
Transition services (included in network costs)	[1]	0.1	0.2
Equity in earnings of non-consolidated entities (included in other non-operating expense)		$ 0.1	$ 0.2

[1]	In connection with the sale of Fathom Events, NCM LLC entered into a transition services agreement to provide certain corporate overhead services for a fee and reimbursement for the use of facilities and certain services including creative, technical event management and event management for the newly formed limited liability company. These fees received by NCM LLC are included as an offset to network costs in the audited Statements of Income.